Current and long-term debt - Hamburg Commercial Bank credit facility (Details)	1 Months Ended			12 Months Ended
	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Aug. 31, 2018	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels			115.00%
Borrowings				$ 2,541,678,000	$ 2,415,326,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Repayments				703,909,000
Borrowings				3,145,623,000	3,070,271,000
Hamburg Commercial Bank credit facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 43,650,000
Repayments	$ 31,000,000
Periodic borrowing payment amount		$ 800,000
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Hamburg Commercial Bank credit facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 37,000,000	$ 40,300,000
Hamburg Commercial Bank credit facility | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.25%
Consolidated Liquidity Requirement - Scenario One | Hamburg Commercial Bank credit facility
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000
Consolidated Liquidity Requirement - Scenario Two | Hamburg Commercial Bank credit facility
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		$ 250,000
Borrowings, Financial Covenants, Period One | Hamburg Commercial Bank credit facility
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		134.00%
Tranche 1-refinance KEXIM two vessels | Hamburg Commercial Bank credit facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 42,200,000
Ships to be installed with scrubbers | Hamburg Commercial Bank credit facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 1,400,000